Derivative Instruments and Hedging Activities, Fair Values Derivatives, Balance Sheet Location, by Derivative Contract Type (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative assets	$ 127.1	$ 60.2
Derivative liabilities	7.6	5.2
Current Assets from Risk Management Activities [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	92.2	44.4
Long-Term Assets from Risk Management Activities [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	34.9	15.8
Current Liabilities from Risk Management Activities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	5.2	5.2
Long-Term Liabilities from Risk Management Activities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	2.4	0.0
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	127.0	60.2
Derivative liabilities	4.5	0.0
Designated as Hedging Instrument [Member] | Commodity Contracts [Member] | Current Assets from Risk Management Activities [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	92.1	44.4
Designated as Hedging Instrument [Member] | Commodity Contracts [Member] | Long-Term Assets from Risk Management Activities [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	34.9	15.8
Designated as Hedging Instrument [Member] | Commodity Contracts [Member] | Current Liabilities from Risk Management Activities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	2.1	0.0
Designated as Hedging Instrument [Member] | Commodity Contracts [Member] | Long-Term Liabilities from Risk Management Activities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	2.4	0.0
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	0.1	0.0
Derivative liabilities	3.1	5.2
Not Designated as Hedging Instrument [Member] | Commodity Contracts [Member] | Current Assets from Risk Management Activities [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	0.1	0.0
Not Designated as Hedging Instrument [Member] | Commodity Contracts [Member] | Current Liabilities from Risk Management Activities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	$ 3.1	$ 5.2